Document and Entity Information	3 Months Ended
	Mar. 31, 2014	May 12, 2014
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	FUELS INC
Entity Central Index Key	0001120129
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014
Entity Filer Category	Smaller Reporting Company
Entity Shares Outstanding		3,220,000